Related Party Transactions (Advisory Service Fee) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advisory services fee	$ 15,299	$ 16,304	$ 63,632	$ 69,122	$ 53,199
Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
Advisory services fee	15,299	16,304	63,632	69,122	53,199
Ashford Inc. | Affiliated Entity | Base advisory fee
Related Party Transaction [Line Items]
Advisory services fee	8,917	8,989	36,269	35,526	34,650
Ashford Inc. | Affiliated Entity | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services fee	1,831	2,390	9,300	8,351	7,472
Ashford Inc. | Affiliated Entity | Equity-based compensation
Related Party Transaction [Line Items]
Advisory services fee	$ 4,551	$ 4,289	$ 18,063	$ 25,245	$ 11,077